CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41.00%	74.00%
Revenues	$ 1,000,000	$ 1,100,000
Sales Revenue, Net [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41.00%	26.00%
Revenues	$ 999,666	$ 389,385
Sales Revenue, Net [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Revenues	$ 453,202
Accounts Receivable [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.00%	67.00%
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	36.00%	33.00%